SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement [Line Items]
Net income for the period	$ 7,702	$ 1,169	$ 16,183	$ 3,008
Basic weighted average number of shares outstanding	147,988,156	135,070,079	144,682,370	132,925,193
Effect of dilutive share options, warrants, and RSUs	9,152,058	5,359,782	10,034,270	5,798,710
Diluted weighted average number of shares outstanding	157,140,213	140,429,861	154,716,640	138,723,903
Basic income per share	$ 0.05	$ 0.01	$ 0.11	$ 0.02
Diluted income per share	$ 0.05	$ 0.01	$ 0.10	$ 0.02